VARIABLE INTEREST ENTITIES - Assets and Liabilities of Variable Interest Entities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 673	$ 1,530
Accounts receivable	3,092	2,162
Inventories	724	629
Other current assets	1,717	880
Total Current Assets	7,423	5,201
Plant, Property and Equipment	70,182	69,775
Equity Investments	8,441	6,677
Goodwill	12,582	12,679
Other Long-Term Assets	1,403	979
Total Assets	104,218	100,300
Current Liabilities
Accounts payable and other	5,099	3,816
Redeemable non-controlling interest	0	633
Accrued interest	577	595
Current portion of long-term debt	1,320	1,972
Total Current Liabilities	13,041	11,987
Total Regulatory Liabilities	4,300	4,148
Deferred Income Tax Liabilities	6,142	5,806
Total Liabilities	70,822	66,827
VIE, Primary Beneficiary
Current Assets
Cash and cash equivalents	72	254
Accounts receivable	70	61
Inventories	28	26
Other current assets	13	11
Total Current Assets	183	352
Plant, Property and Equipment	3,672	3,325
Equity Investments	890	714
Goodwill	421	424
Other Long-Term Assets	0	8
Total Assets	5,166	4,823
Current Liabilities
Accounts payable and other	232	109
Redeemable non-controlling interest	0	633
Accrued interest	17	21
Current portion of long-term debt	29	579
Total Current Liabilities	278	1,342
Total Regulatory Liabilities	66	60
Other Long-Term Liabilities	1	11
Deferred Income Tax Liabilities	13	12
Long-Term Debt	2,025	2,468
Total Liabilities	$ 2,383	$ 3,893